Business Segments	12 Months Ended
Dec. 31, 2013
Business Segments

9. BUSINESS SEGMENTS

Our primary business is the generation, transmission and distribution of electricity. Within our Vertically Integrated Utilities segment, we centrally dispatch generation assets and manage our overall utility operations on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight. Intersegment sales and transfers are generally based on underlying contractual arrangements and agreements.

During the fourth quarter of 2013, we changed the structure of our internal organization which resulted in a change in the composition of our reportable segments. In accordance with authoritative accounting guidance for segment reporting, prior period financial information has been recast in the financial statements and footnotes to be comparable to the current year presentation of reportable segments. See the “Corporate Separation” section of Executive Overview.

Our reportable segments and their related business activities are outlined below:

Vertically Integrated Utilities

  Generation, transmission and distribution of electricity for sale to retail and wholesale customers through assets owned and operated by AEGCo, APCo, I&M, KGPCo, KPCo, PSO, SWEPCo and WPCo.

  Transmission and Distribution Utilities

  Transmission and distribution of electricity for sale to retail and wholesale customers through assets owned and operated by OPCo, TCC and TNC.
  OPCo purchases energy and capacity to serve remaining generation service customers.

  Generation & Marketing

  Nonregulated generation in ERCOT and PJM.
  Marketing, risk management and retail activities in ERCOT, PJM and MISO.

AEP Transmission Holdco

  Development, construction and operation of transmission facilities through investments in our wholly-owned transmission only subsidiaries and transmission only joint ventures. These investments have PUCT-approved or FERC-approved returns on equity.

  AEP River Operations

  Commercial barging operations that transports liquids, coal and dry bulk commodities primarily on the Ohio, Illinois and lower Mississippi Rivers.

The remainder of our activities is presented as Corporate and Other. While not considered a reportable segment, Corporate and Other primarily includes management and professional services to AEP provided at cost to AEP subsidiaries and the purchasing of receivables from certain AEP utility subsidiaries. This segment also includes parent's guarantee revenue received from affiliates, investment income, interest income and interest expense and other nonallocated costs.

The tables below present our reportable segment information for the years ended December 31, 2013, 2012 and 2011 and balance sheet information as of December 31, 2013 and 2012. These amounts include certain estimates and allocations where necessary.

		Transmission
	Vertically	and	AEP		Generation	Corporate
	Integrated	Distribution	Transmission	AEP River	and	and Other	Reconciling
	Utilities	Utilities	Holdco	Operations	Marketing	(a)	Adjustments		Consolidated
	(in millions)
Year Ended December 31, 2013
Revenues from:
External Customers	$9,347	$4,279	$27	$544	$1,208	$32	$(80)	(b)	$15,357
Other Operating Segments	645	199	51	19	2,457	57	(3,428)		-
Total Revenues	$9,992	$4,478	$78	$563	$3,665	$89	$(3,508)		$15,357

Asset Impairments and Other
Related Charges	$72	$-	$-	$-	$154	$-	$-		$226
Depreciation and Amortization	941	591	10	31	236	-	(66)	(c)	1,743
Interest Income	7	2	-	-	2	69	(22)		58
Carrying Costs Income	14	16	-	-	-	-	-		30
Interest Expense	540	292	10	17	55	27	(35)	(c)	906
Income Tax Expense	398	198	29	7	112	(60)	-		684

Net Income	681	358	80	12	228	125	-		1,484

Gross Property Additions	1,822	871	843	7	185	9	(81)		3,656

		Transmission
	Vertically	and	AEP		Generation	Corporate
	Integrated	Distribution	Transmission	AEP River	and	and Other	Reconciling
	Utilities	Utilities	Holdco	Operations	Marketing	(a)	Adjustments		Consolidated
	(in millions)
Year Ended December 31, 2012
Revenues from:
External Customers	$8,785	$4,659	$7	$647	$882	$25	$(60)	(b)	$14,945
Other Operating Segments	633	159	17	20	2,585	58	(3,472)		-
Total Revenues	$9,418	$4,818	$24	$667	$3,467	$83	$(3,532)		$14,945

Asset Impairments and Other
Related Charges	$13	$-	$-	$-	$287	$-	$-		$300
Depreciation and Amortization	873	561	3	29	349	-	(33)	(c)	1,782
Interest Income	5	4	-	-	1	22	(24)		8
Carrying Costs Income	28	24	1	-	-	-	-		53
Interest Expense	520	291	3	17	83	112	(38)	(c)	988
Income Tax Expense	345	201	17	7	15	19	-		604

Net Income (Loss)	803	389	43	15	100	(88)	-		1,262

Gross Property Additions	1,801	664	392	31	249	2	(20)		3,119

		Transmission
	Vertically	and	AEP		Generation	Corporate
	Integrated	Distribution	Transmission	AEP River	and	and Other	Reconciling
	Utilities	Utilities	Holdco	Operations	Marketing	(a)	Adjustments		Consolidated
	(in millions)
Year Ended December 31, 2011
Revenues from:
External Customers	$8,942	$4,982	$3	$697	$563	$24	$(95)	(b)	$15,116
Other Operating Segments	760	174	5	19	3,331	59	(4,348)		-
Total Revenues	$9,702	$5,156	$8	$716	$3,894	$83	$(4,443)		$15,116

Asset Impairments and Other
Related Charges	$49	$-	$-	$-	$90	$-	$-		$139
Depreciation and Amortization	785	549	-	28	304	2	(13)	(c)	1,655
Interest Income	13	7	-	-	4	22	(19)		27
Carrying Costs Income	17	376	-	-	-	-	-		393
Interest Expense	514	293	1	17	87	56	(35)	(c)	933
Income Tax Expense	312	220	2	24	166	94	-		818

Income (Loss) Before
Extraordinary Item	$710	$404	$30	$45	$439	$(52)	$-		$1,576
Extraordinary Item, Net of Tax	-	373	-	-	-	-	-		373
Net Income (Loss)	$710	$777	$30	$45	$439	$(52)	$-		$1,949

Gross Property Additions	$1,733	$544	$263	$18	$156	$219	$(31)		$2,902

		Transmission
	Vertically	and	AEP		Generation	Corporate	Reconciling
	Integrated	Distribution	Transmission	AEP River	and	and Other	Adjustments
	Utilities	Utilities	Holdco	Operations	Marketing	(a)	(c)		Consolidated
	(in millions)
December 31, 2013
Total Property, Plant and
Equipment	$37,545	$12,143	$1,636	$638	$8,277	$315	$(269)		$60,285
Accumulated Depreciation and
Amortization	12,250	3,342	10	189	3,409	173	(85)		19,288
Total Property, Plant and
Equipment - Net	$25,295	$8,801	$1,626	$449	$4,868	$142	$(184)		$40,997

Total Assets	$32,791	$14,165	$2,245	$673	$6,426	$19,645	$(19,531)	(d)	$56,414

Investments in Equity Method
Investees	24	-	480	54	-	11	-		569

		Transmission
	Vertically	and	AEP		Generation	Corporate	Reconciling
	Integrated	Distribution	Transmission	AEP River	and	and Other	Adjustments
	Utilities	Utilities	Holdco	Operations	Marketing	(a)	(c)		Consolidated
	(in millions)
December 31, 2012
Total Property, Plant and
Equipment	$36,066	$11,461	$748	$636	$8,529	$280	$(266)		$57,454
Accumulated Depreciation and
Amortization	11,733	3,232	4	161	3,465	168	(72)		18,691
Total Property, Plant and
Equipment - Net	$24,333	$8,229	$744	$475	$5,064	$112	$(194)		$38,763

Total Assets	$32,008	$13,516	$1,216	$670	$6,664	$19,179	$(18,886)	(d)	$54,367

Investments in Equity Method
Investees	24	-	393	43	-	5	-		465

(a)       Corporate and Other includes management and professional services to AEP provided at cost to AEP subsidiaries and the purchasing of receivables from certain AEP utility subsidiaries. This segment also includes parent's guarantee revenue received from affiliates, investment income, interest income and interest expense and other nonallocated costs.

(b)       Reconciling Adjustments for External Customers primarily include eliminations as a result of corporate separation.

(c)       Includes eliminations due to an intercompany capital lease.

(d)       Reconciling Adjustments for Total Assets primarily include the elimination of intercompany advances to affiliates and intercompany accounts receivable along with the elimination of AEP's investments in subsidiary companies.

Appalachian Power Co [Member]
Business Segments

8. BUSINESS SEGMENTS

The Registrant Subsidiaries each have one reportable segment, an integrated electricity generation, transmission and distribution business. The Registrant Subsidiaries' other activities are insignificant. The Registrant Subsidiaries' operations are managed on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight on the business process, cost structures and operating results.

Indiana Michigan Power Co [Member]
Business Segments

8. BUSINESS SEGMENTS

The Registrant Subsidiaries each have one reportable segment, an integrated electricity generation, transmission and distribution business. The Registrant Subsidiaries' other activities are insignificant. The Registrant Subsidiaries' operations are managed on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight on the business process, cost structures and operating results.

Ohio Power Co [Member]
Business Segments

8. BUSINESS SEGMENTS

The Registrant Subsidiaries each have one reportable segment, an integrated electricity generation, transmission and distribution business. The Registrant Subsidiaries' other activities are insignificant. The Registrant Subsidiaries' operations are managed on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight on the business process, cost structures and operating results.

Public Service Co of Oklahoma [Member]
Business Segments

8. BUSINESS SEGMENTS

The Registrant Subsidiaries each have one reportable segment, an integrated electricity generation, transmission and distribution business. The Registrant Subsidiaries' other activities are insignificant. The Registrant Subsidiaries' operations are managed on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight on the business process, cost structures and operating results.

Southwestern Electric Power Co [Member]
Business Segments

8. BUSINESS SEGMENTS

The Registrant Subsidiaries each have one reportable segment, an integrated electricity generation, transmission and distribution business. The Registrant Subsidiaries' other activities are insignificant. The Registrant Subsidiaries' operations are managed on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight on the business process, cost structures and operating results.